Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	8 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue
Product sales	$ 113,082				$ 366,395
License fees
Royalties	59,661				106,050
Total revenue	172,743				472,445
Costs of revenue
Costs of sales	270,087				729,050
Costs of royalties
Total costs of revenue	270,087				729,050
Gross profit (loss)	(97,344)				(256,605)
Operating expenses
Sales and marketing	213,700				893,138
Research and development	399,414				1,015,871
General and administrative	974,413				3,292,348
Total operating expenses	1,587,527				5,201,357
Loss from operations	(1,684,871)				(5,457,962)
Other income (expense)
Interest, net	(6,579)				(2,219)
Other	(1,150)				89,105
Reorganization items, net				$ (324,551)	(324,551)
Total other income (expense)	(7,729)				(237,665)
Net income (loss)	$ (1,692,600)			$ (5,695,027)	$ (5,695,627)
Basic (in dollars per share)	$ (0.17)			$ (0.58)	$ (0.58)
Diluted (in dollars per share)	$ (0.17)			$ (0.58)	$ (0.58)
Basic (in shares)	9,927,112			9,895,966	9,895,966
Diluted (in shares)	9,927,112			9,895,966	9,895,966
Predecessor [Member]
Revenue
Product sales		$ 832,779	$ 922,608			$ 6,390,194
License fees		100,594	139,534			3,402,377
Royalties		474,975	670,079			1,718,406
Total revenue		1,408,348	1,732,221			11,510,977
Costs of revenue
Costs of sales		748,567	829,095			6,293,394
Costs of royalties		40,607	54,543			173,403
Total costs of revenue		789,174	883,638			7,967,110
Gross profit (loss)		619,174	848,583			3,543,867
Operating expenses
Sales and marketing		563,810	833,943			6,236,357
Research and development		375,182	554,586			2,550,805
General and administrative		1,654,164	2,307,009			9,021,669
Total operating expenses		2,593,156	3,695,538			44,863,348
Loss from operations		(1,973,982)	(2,846,955)			(41,319,481)
Other income (expense)
Interest, net		(206,155)	(252,956)			(3,772,227)
Other		(32)	2,495			(11,300)
Reorganization items, net		(2,690,594)	31,271,350
Total other income (expense)		(2,896,781)	31,020,889			(11,577,640)
Net income (loss)		$ (4,870,763)	$ 28,173,934			$ (52,808,108)
Basic (in dollars per share)		$ (0.04)	$ 0.22			$ (0.42)
Diluted (in dollars per share)		$ (0.04)	$ 0.15			$ (0.42)
Basic (in shares)		125,951,100	125,951,100			125,951,100
Diluted (in shares)		125,951,100	193,258,792			125,951,100